Operations	12 Months Ended
Dec. 31, 2023
Operations
Operations

1.	Operations

1.1. Corporate Structure

TIM S.A. (“TIM” or “Company”) is a publicly held company with Registered office in the city of Rio de Janeiro, RJ, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group that holds 66.59% of the share capital of TIM S.A. on December 31, 2023 (66.59% on December 31, 2022).

The TIM group (“Group”) comprises TIM and its associated company I-Systems.

The Company holds an authorization for Landline Switched Telephone Service (“STFC”) in Local, National Long-Distance and International Long-Distance modes, as well as Personal Mobile Service (“SMP”) and Multimedia Communication Service (“SCM”), in all Brazilian states and in the Federal District.

The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”). Additionally, TIM has American Depositary Receipts (ADRs), Level II, traded on the New York Stock Exchange (NYSE) – USA. As a result, the Company is subject to the rules of the Brazilian Securities and Exchange Commission (“CVM”) and the Securities and Exchange Commission in the United States (“SEC”). In order to comply with good market practices, the company adopts as a principle the simultaneous disclosure of its financial information in both markets, in reais, in Portuguese and English.

On December 31, 2023, TIM held a 49% equity interest (49% on December 31, 2022) in I-Systems (associate) and 100% on December 31, 2022 in Cozani RJ Infraestrutura e Rede de Telecomunicações S.A. (“Cozani”).

1.2. Corporate Reorganization

1.2.1. Business combination - Cozani

On April 14, 2022, TIM, Telefônica Brasil S.A. and Claro S.A. (“Buyers”) delivered to Oi Móvel S.A. – Under court-ordered reorganization (“Seller”, “Assignor” or “Oi Móvel”) the closing notification regarding the process of acquisition of the Seller’s mobile assets, based on the approvals by the Administrative Council for Economic Defense (CADE), upon signature of an Agreement on Control of Concentrations, whose decision has already become final and unappealable, and by the National Telecommunications Agency (ANATEL), particularly with the publication of Acts 4.949/2022, 4.950/2022 and 4.951/2022, in addition to meeting or waived by the Buyers, as the case may be, all precedent contractual conditions.

On April 20, 2022, TIM, together with the other Buyers, after complying with the precedent conditions established by CADE and ANATEL, concluded the acquisition transaction, with TIM, which currently holds 100% of the share capital of Cozani, a Company that corresponds to the part of the unit of assets, rights and obligations of Oi Móvel acquired by the Company.

It is worth mentioning that, among them, on April 19, 2022, TIM made the Product Reference Offer available in the ROAMING wholesale market (“ORPA – National Roaming”), which after the adjustments determined by the Technical Area of ANATEL, was submitted to the Wholesale Offer Negotiation System – SNOA, and such submission was approved on September 21, 2022.

Some aspects of the Roaming ORPA were subject to appeals, which have already been considered by ANATEL’s Board of Directors. Thus, TIM made the necessary adjustments, so that there was a statement of conditioning corresponding to the submission of said offer on November 22, 2023.

Also, on April 19, 2022, TIM made the Reference Offer for Mobile Virtual Network Operators (“Reference Offer – MVNO”) available, which was approved by ANATEL on September 26, 2022. Some of the terms of the offer equally were subject to appeals, which have already been judged by ANATEL’s Board of Directors. Likewise, after making the determined adjustments, the Agency certified compliance with the conditions corresponding to the submission of said offer on November 9, 2023.

On July 4, 2022, TIM independently made public offers for the disposal of up to 50% of Radio Base Stations (“RBDs”) acquired from Oi Móvel (“Public Offerings of RBSs”). Considering that the offer should be available for up to six (6) months from its publication for potential interested parties to manifest themselves and should be extended for an additional two (2) months in case of no interested parties, the term in question for the obligation of its availability ended on February 23, 2023, without any acquisition by interested parties. Thus, the offer was withdrawn from TIM’s website.

On July 5, 2022, TIM and Oi Móvel signed a Letter of Intent to guarantee the maintenance and continuity of the mobile services provided at the Comandante Ferraz Antarctic Station (EACF) until the end of the term on February 21, 2024 of Cooperation Agreement 12.000/2019-001/00, signed on February 21, 2019 by the Federal Government, through the Navy Command, and by Telemar Norte Leste and Oi Móvel at the time. The signing arrangements for the First Amendment to said Cooperation Agreement, which formalizes the result of said negotiations, were concluded on December 9, 2022. On June 6, 2023, through Order 115/2023/COGE/SCO, ANATEL certified the fulfillment of said determination. On October 18, 2023, the Second Addendum to the aforementioned Cooperation Agreement was signed, since the merger of Cozani by TIM S.A. has regulatory and contractual obligations until February 21, 2024, and the parties may negotiate the postponement of the contract if there is mutual interest. We are currently in the process of obtaining an extension of the contract.

On August 15, 2022, TIM signed the Radiofrequency Availability Agreement with Oi Móvel to allow Oi Móvel to meet the targets for the implementation of fixed wireless access systems provided for in the General Plan of Universalization Targets for the Universalization of the Switched Fixed Telephone Service Provided in the Public Regime (PGMU-IV), approved by Decree 9619/2018. The purpose of such agreement, as provided for by ANATEL, is to enable the continuity of the targets already achieved, and the fulfillment of non-complied and enforceable targets. The agreement is effective until the end of Oi Móvel’s STFC concession on December 31, 2025.

On October 20, 2022, TIM published Offers aimed at enabling the execution of an Industrial Network Exploration Agreement (“Offer – Industrial Network Exploration”) and Temporary and Onerous Assignment of Rights of Use of Radiofrequency (“Offer – Radiofrequency”), under the terms defined by the ACC (Agreement on Control of Concentrations) signed with CADE. The offers in question were published on TIM’s website and presented to CADE on the same date, within the period established by the ACC (up to 6 months from Closing) and should be available for 36 months.

On December 20, 2022, TIM published offers intended to enable the signing of a Contract for the Temporary and Onerous Assignment of Rights of Use of the 900 MHz Radiofrequency, having as its object the radio frequencies acquired from Oi Móvel in said frequency band (“Offer – 900 MHz Radiofrequency”) under the terms set forth by the ACC entered into with CADE. The offers in question were published on TIM’s website and presented to CADE on the same date, within the period established by the ACC (up to 8 months from Closing) and should be available for 36 months.

The ACC is waiting a certificate of compliance from CADE.

The total consideration recorded for the acquisition of Cozani was R$ 7,211.6 million.

TIM also paid, on April 20, 2022, on behalf of SPE Cozani, the amount of R$ 250.7 million to the Seller, as remuneration, for up to 12 months of service provision in the transition phase, recorded under “Prepaid expenses” and signed an annual contract term for the use of transport infrastructure capacity with Brasil Telecom Comunicação Multimídia S.A., involving the payment of decreasing amounts which, at present value, total approximately R$ 476 million.

Considering the agreed purchase amounts, we had the following balances recorded as contractual obligations on December 31, 2022:

(i)	The amount of R$ 634.3 million reais was withheld by TIM, as provided for in the purchase agreement, mainly to meet the possible need for additional price adjustments to be made, which could be identified in the 120 days after the acquisition date. According to the material fact disclosed on September 19, 2022, as a result of the differences found in the assumptions for calculating the topics: (i) Working Capital and Net Debt, (ii) Capex and (iii) Net Additions, the amount of R$ 634.3 million remained fully retained by the Company until the date of October 4, 2022, that the preliminary decision was handed down by the 7th Business Court of the Judicial District of Rio de Janeiro determining the deposit in court by the Buyers, with TIM being responsible for depositing the updated amount up to that date of R$ 670 million in an account linked to the court-ordered reorganization process of Oi Móvel S.A. Such a deposit remained in an account linked to the Court until the agreement reached between the parties in October 2023. For further details, see Note 11;

(ii)	The amount of R$ 77 million recognized as contingent consideration, until there was an agreement between the parties.

On October 4, 2023, TIM S.A., through a Material Fact, communicated to its shareholders and the market in general that the Arbitration Chamber Court approved an agreement related to the Post-Closing Adjustment, celebrated, on the one hand, between TIM S.A., Telefônica Brasil S.A. and Claro S.A. and, on the other hand, Oi S.A. – Under Court-Ordered Reorganization, as a way of putting an end to the controversy and the arbitration procedure related to the Post-Closing Adjustment. The final price of the portion of UPI Ativos Móveis assigned to the Company, considering the Post-Closing Adjustment negotiated in the Agreement (except for the contract targets), was R$ 6.6 billion.

Considering the TIM Adjusted Final Price, the Company recovered a portion corresponding to half of the amount that had been deposited in court (the equivalent to approximately R$ 317 million on the closing date, updated by the 100% of the CDI change until the deposit in court, plus interest and/or inflation adjustment, applicable until the date of the respective redemption), and the remaining amount was redeemed by the Seller as part of the purchase price of the UPI Ativos Móveis assigned to the Company. Since it was still a contractual debt at the date of completion of the allocation of the purchase price of the Cozani acquisition, the reduction in the consideration was recorded in the consolidated statement of income on the date of approval of the agreement, under “other income (expenses), net”, as disclosed in Note 30.

On December 31, 2023, considering the agreement signed with Oi S.A., the Company was free from any obligations mentioned in items (i) and (ii). On December 31, 2022, the amount of such obligations was R$ 748 million.

Identifiable assets acquired and liabilities assumed

The fair value of the identifiable assets acquired, and liabilities assumed from Cozani on the date of acquisition by TIM S.A. is finalized, according to the purchase price allocation report (“Purchase price allocation”). On this date, the analysis indicates assets and liabilities presented below:

Fair value recognized on acquisition
Assets
Cash and cash equivalents	193,382
Trade accounts receivable	362,379
Prepaid expenses	165,111
Recoverable taxes	13,535
Deferred income tax and social contribution	705,388
Property, plant and equipment (Note 15)	3,518,477
Intangible assets (Note 16)	3,599,811
8,558,083

Liabilities
Suppliers	(183,227)
Lease liabilities (Note 17)	(2,929,449)
Taxes payable	(157,595)
Deferred revenues	(95,135)
Other liabilities	(617,518)
(3,982,924)

Total net identifiable assets at fair value	4,575,159
Goodwill on acquisition (Note 16)	2,636,426
Total consideration	7,211,585

The assets acquired and liabilities assumed related to Cozani (“net assets”) by TIM on the acquisition date and the impacts on the Company’s consolidated results, which reflect the results of the Company acquired as of April 30, 2022, are summarized below:

Cozani
Equity interest of the acquiree	100%
Shareholders’ equity of Cozani at book value on April 30, 2022	1,282,579
Shareholders’ equity of Cozani at fair value on April 30, 2022	4,575,159
Surplus of radio frequencies(i)	3,038,951
Surplus of customers’ portfolio(ii)	253,629

Contribution of Cozani’s revenue to the Company’s consolidated revenue as from the acquisition date to December 31, 2022	1,231,518
Contribution of Cozani’s loss to the Company’s consolidated net income from the acquisition date to December 31, 2022	(626,258)
Revenue of the acquiree in the year 2022	2,297,351
Loss of the acquiree in the year 2022	(1,910,638)

(i)	The intangible asset value refers to the adjustment in the authorizations item reflecting the fair value of the acquired grants and the spectrum assessment was carried out using the market approach, with the application of a transaction multiple. The average useful life is 17.68 years;

(ii)	The evaluation of the customer portfolio was conducted using the profitability approach, using the MPEEM (Multi-period excess earning method) method based on a calculation of cash flows from future economic benefits attributable to the customer base. The average useful life is 7.67 years.

The goodwill paid of R$ 2,636,426 comprises the value of future economic benefits arising from synergies expected from the acquisition. The recognized goodwill has already been deducted for tax purposes since the date of the merger of Cozani by TIM S.A. took place on April 1, 2023.

Merger of Cozani (“Merger”)

According to the Material Fact disclosed by the Company on February 27, 2023, the completion of the Merger would still depend on the conclusion of the operational procedures related to the systemic parameterization and obtaining prior consent from ANATEL, which took place when the Act 3535/2023 was published.

On March 31, 2023, the Board of Directors acknowledged the obtaining of said consent and verified compliance with the other conditions to grant full effectiveness to the Merger. Accordingly, the Board of Directors declared that said Merger and the consequent extinction of Cozani became effective, for all purposes and effects, on April 1, 2023. The approved Merger did not impact the consolidated financial statements and did not trigger a capital increase, issuance of new shares of the Company, or changes in the Company’s interest over Cozani.

The purpose of this Merger was to streamline the corporate structure of TIM S.A., eliminate overlapping authorizations for exploring the SMP service, standardize the services provided by the companies, and also, as a result, concentrate activities related to the provision of personal mobile telecommunication services in a single company, in addition to optimize operating costs and efficiently allocate investments due to the integration of acquired assets.

The changes in Cozani’s equity between December 31, 2022 and the merger (April 1, 2023) were merged into the balance sheet of the stand-alone entity of TIM S.A., as set forth in the protocol of merger. As a result of the merger, all operations of Cozani were transferred to TIM S.A., which succeeded it in all its assets, rights and obligations, universally and for all purposes of law.

The net assets as of December 31, 2022, is summarized below:

Assets		Liabilities
Current assets	1,376,107	Current liabilities	1,900,283
Non-current assets	3,987,996	Non-current liabilities	2,422,684
Long-term receivables	846,823
Property, plant and equipment	2,885,893
Intangible assets	255,280
		Net assets	1,041,136
Total assets	5,364,103	Total liabilities	5,364,103

1.2.2 Sale of 51% of I-Systems (formerly FiberCo) to IHS

In December 2020, FiberCo was established by the Company to segregate network assets and provide infrastructure services. FiberCo was created to implement, operate and maintain last-mile infrastructure for broadband access to be offered in the wholesale market. Nevertheless, the terms of the agreement defined TIM as current main customer, having the prerogative of 6 months of exclusivity after entering new areas.

On May 5, 2021, the Company disclosed the decision of its Board of Directors to sell 51% of the share capital of FiberCo to IHS Fiber Brasil - Cessão de Infraestruturas Ltda. (“IHS”), with the remaining 49% remaining under the control of the Company upon closing of the transaction.

According to the report from the net book value of the net assets and liabilities, the total amount of R$ 1,211,789 was paid-in as share capital of I-Systems on November 1, 2021.

The process for acquisition of equity interest at FiberCo, later named I–Systems, by IHS was completed on November 16, 2021. As a result, IHS currently holds 51% of the share capital of I-Systems, with TIM having a minority (non-controlling) interest of 49% in I-Systems. On that day, TIM ceased the line-by-line consolidation of I-Systems (formerly FiberCo).

For the conclusion of the sale, IHS made a capital contribution of R$ 582,498 (primary) in the new company (I-Systems) and a payment of R$ 1,096,294 (secondary) directly to TIM, thus totaling R$ 1,678,792 for the acquisition of a 51% equity interest. The fair value calculated for 100% of the new company was R$ 3,291,794.

Upon closing, the remaining non-controlling interest of 49% in the investee was recorded by TIM at fair value in the amount of R$ 1,612,957, as required by IFRS 10. As provided for in IAS 28, the sale of an investment with loss of control must be recognized by the total write-off of the investment and recognition of part of the associated company’s investment at fair value.

Subsequently, the interest in the investee was accounted for under the equity method, as defined in IAS 28.

Currently, due to the closing of the transaction and loss of I- Systems’s control, TIM wrote-off about 90% of the total goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. in the amount of R$ 1,051,477.

The effects of the transaction are detailed below:

Description

Transaction price	1,096,294
Record of the remaining interest in the investment at fair value	1,612,957

Cost of assets
Write-off of investment	(1,211,472)
Write-off of goodwill at Fiber RJ/Fiber SP acquisition	(1,051,477)
Write-off of deferred tax on amortized goodwill	335,935

Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992

Gain before income tax and social contribution on remeasurement of investment to fair value	668,720
Gain before income tax and social contribution on asset disposal	113,517